Schedule of Right-of-use assets (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating lease right of use asset gross	$ 102,898	$ 88,935	$ 100,164
Opreating lease accumulated amortization.	(9,414)	(54,167)	(12,064)
Right-of-use assets	93,484	34,768	88,100
Office Space [Member]
Operating lease right of use asset gross	96,232	81,897	92,343
Office Equipment [Member]
Operating lease right of use asset gross	$ 6,666	$ 7,038	$ 7,821